Related-party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related-party Transactions

12 Related-party Transactions

The Company’s related parties are the Private Equity Consortium, the members of the board of directors of NXP Semiconductors N.V., the members of the management team of NXP Semiconductors N.V. and equity-accounted investees.

On February 4, 2013, certain of our stockholders offered 30 million shares of our common stock, priced at $30.35 per share; the offering was settled and closed on February 7, 2013. On March 7, 2013, certain of our stockholders offered 25 million shares of our common stock, priced at $31.40 per share; the offering was settled and closed on March 13, 2013. On September 13, 2013, certain of our stockholders offered 25 million shares of our common stock, priced at $37.65 per share; the offering was settled and closed on September 18, 2013. On December 9, 2013, certain of our stockholders offered 25 million shares of our common stock, priced at $42.50 per share; the offering was settled and closed on December 13, 2013. We did not receive any proceeds from these secondary offerings. The consortium of funds advised by Kohlberg Kravis Roberts & Co. L.P., AlpInvest Partners B.V., Apax Partners LLP, Bain Capital Partners, LLC and Silver Lake Technology Management, L.L.C (collectively the “Private Equity Consortium”) beneficially owns 14.82% of our shares of common stock as of December 31, 2013.

Advisory Services Agreements

KKR and Bain, as members of the Private Equity Consortium provide certain advisory services to NXP Semiconductors N.V. We have entered into separate agreements in this regard with the respective parties, under which both legal entities receive an annual advisory fee of $25,000 (with an aggregate total amount of $50,000 annually). Until mid December 2013, similar Advisory Service Agreements were in place with Apax, Silverlake and AlpInvest; these agreements have been terminated in view of the reduced shareholdings in NXP held by the respective three parties.

Other

We have a number of strategic alliances and joint ventures. We have relationships with certain of our alliance partners in the ordinary course of business whereby we enter into various sale and purchase transactions, generally on terms comparable to transactions with third parties. However, in certain instances upon divestment of former businesses where we enter into supply arrangements with the former owned business, sales are conducted at cost.

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2013	2012	2011
Revenue	—	33	133
Purchase of goods and services	102	204	137

The following table presents the amounts related to accounts payable balances with these related parties:

	2013	2012
Payables	33	30

On September 7, 2010, Philips Pension Trustees Limited purchased Philips’ 42,715,650 shares of common stock in the Company (“Transfer Shares”) in a private transaction. In a subsequent private transaction, on October 29, 2010, PPTL Investment LP purchased the Transfer Shares from Philips Pension Trustees Limited by way of a transfer agreement, to which also Philips is a party (“Amended Transfer Agreement”). PPTL Investment LP acquired the Transfer Shares for the purpose of owning and managing such assets as may be contributed to Philips Pension Trustees Limited. In the period running from the aforementioned acquisition to December 31, 2013, PPTL Investment LP disposed of all its shares of common stock in various transactions.